Document and Entity Information	Sep. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 04, 2024
Entity Registrant Name	ZETA GLOBAL HOLDINGS CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40464
Entity Tax Identification Number	80-0814458
Entity Address Address Line 1	3 Park Ave, 33rd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10016
City Area Code	212
Local Phone Number	967-5055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	ZETA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001851003
Amendment Flag	false